THOMPSON COBURN LLP

One US Bank Plaza

St. Louis, MO 63101

(314) 552-6023

August 18, 2014

EDGAR CORRESPONDENCE

U.S. Securities and Exchange Commission

450 5th Street, NW, 5-6

Washington, DC 20549

Re: Registration of new series of Unified Series Trust (SEC File Nos. 811-21237 and 333-100654)

Dear Sir or Madam:

Enclosed for filing is Post-Effective Amendment No. 306 to the registration statement on Form N-1A of Unified Series Trust (the “Trust”), which serves as the initial Registration Statement under the Investment Company Act of 1940 and the Securities Act of 1933 for Spouting Rock/Convex Dynamic Global Macro Fund (the “Fund”).

Pursuant to Investment Company Act Release No. 13768, we request selective review of this Registration Statement on the grounds that the disclosure contained in Parts A and B of this Registration Statement does not differ materially from relevant disclosure with respect to existing series of the Trust, with the exception of the information in the following sections of the Fund’s prospectus and statement of additional information:

PROSPECTUS

SUMMARY SECTION

ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENT STRATEGIES

ADDITIONAL INFORMATION ABOUT MANAGEMENT OF THE FUND

STATEMENT OF ADDITIONAL INFORMATION

DESCRIPTION OF THE TRUST AND FUND

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

INVESTMENT LIMITATIONS

INVESTMENT MANAGEMENT

Please contact me at (314) 552-6023 with any questions or comments.

Sincerely,

THOMPSON COBURN LLP

By: /s/ Jonathan D. Van Duren